Other non-current liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Provisions	$ 286	$ 288
Long-term disability benefits obligation	269	260
Derivative liabilities	607	191
Joint venture obligation	252	0
Other	303	331
Total other non-current liabilities	$ 1,717	$ 1,070